INVESTMENTS, DEBT AND DERIVATIVES - Debt and derivatives (Details) - USD ($) $ in Millions	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019
Disclosure of fair value measurement of liabilities [line items]
Total financial liabilities	$ 10,056		$ 10,344
Non-current	8,832		7,759
Current	1,224		2,585
At fair value
Disclosure of fair value measurement of liabilities [line items]
Total financial liabilities	53		254
At fair value | Derivatives not designated as hedges
Disclosure of fair value measurement of liabilities [line items]
Total financial liabilities	52		52
At fair value | Derivatives designated as net investment hedges
Disclosure of fair value measurement of liabilities [line items]
Total financial liabilities	1		161
At fair value | Contingent consideration
Disclosure of fair value measurement of liabilities [line items]
Total financial liabilities	0		41
At amortized cost | Principal amount outstanding
Disclosure of fair value measurement of liabilities [line items]
Total financial liabilities	7,678		7,519
At amortized cost | Interest accrued
Disclosure of fair value measurement of liabilities [line items]
Total financial liabilities	85		79
At amortized cost | Discounts, unamortized fees, hedge basis adjustment
Disclosure of fair value measurement of liabilities [line items]
Total financial liabilities	(5)		(10)
At amortized cost | Bank loans and bonds
Disclosure of fair value measurement of liabilities [line items]
Total financial liabilities	7,758		7,588
At amortized cost | Lease liabilities
Disclosure of fair value measurement of liabilities [line items]
Total financial liabilities	1,912		2,083
At amortized cost | Put-option liability over non-controlling interest
Disclosure of fair value measurement of liabilities [line items]
Total financial liabilities	273		342
At amortized cost | Put-option liability over non-controlling interest | PMCL (Pakistan Mobile Communications Ltd)
Disclosure of fair value measurement of liabilities [line items]
Total financial liabilities		$ 273
At amortized cost | Other financial liabilities
Disclosure of fair value measurement of liabilities [line items]
Total financial liabilities	60		77
At amortized cost | Financial liabilities at amortised cost, class
Disclosure of fair value measurement of liabilities [line items]
Total financial liabilities	$ 10,003		$ 10,090